Morgan Stanley Prime Income Trust
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003

Dear Shareholder:
During the six-month period ended March 31, 2003, the senior loan market experienced positive returns. Performance was bolstered by an upturn in the stressed and distressed sectors of the market and in the strong leveraged finance capital markets. More than $10 billion flowed in to high-yield mutual funds during this period. This inflow led to strong buying by portfolio managers across the leveraged finance capital markets.

Loan Syndication Overview
After a seemingly endless stream of negative events during the third quarter of 2002, including accounting fraud, investment-grade defaults, economic uncertainty and the prospect of war with Iraq, the senior loan market made a remarkable recovery over the six-month period ended March 31, 2003. Loan values moved up over this period as an increased level of mergers and acquisitions activity, coupled with large inflows into the high-yield arena and a large volume of primary issuance, drove asset valuations higher.

During the period under review, new-issue volume for leveraged loans experienced a dramatic increase of nearly 42 percent over prior-year levels. This volume, of approximately $70 billion, was fueled by refinancings, mergers and acquisitions as well as by issuers extending maturities and fixing interest rates at or near historical lows.

Default rates continued to show signs of improvement. The default rate for the 12 months ended March 31, 2003, was 5.5 percent as calculated for senior loans by Standard & Poor's. This represented a significant decline from the trailing 12-month rate of 7.4 percent as of June 2002. We anticipate that the improving trend seen over the past 12 months will continue as the economy persists in its slow but steady improvement.

Performance and Portfolio Strategy
For the six-month period ended March 31, 2003, Morgan Stanley Prime Income Trust returned 3.72 percent. The Trust's net asset value (NAV) increased from $8.01 to $8.11 per share during this period. The improvement in the Trust's NAV was broadly spread across the portfolio as many sectors benefited from improved fundamentals and a much better technical atmosphere. Our consistent approach of maintaining a long-term fundamental view of senior loan assets proved successful in this environment. TOTAL RETURN FIGURES SHOWN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Trust seeks to provide a high level of current income consistent with the preservation of capital by investing its assets primarily in senior loans, which generally pay interest at rates that float or are reset at a

Morgan Stanley Prime Income Trust
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003 CONTINUED

margin above a generally recognized base-lending rate, such as LIBOR or other such rates used by commercial lenders. LIBOR rates continued to decline from
1.79 percent on September 30, 2002, to 1.27 percent on March 31, 2003. The continuation of the Federal Reserve's policy of monetary easing was the largest contributing factor as there was yet another rate cut in November 2002. The Trust's distribution rate maintained its spread of some 200 to 300 basis points above short-term rates due to increased LIBOR spreads on the loans in the portfolio. As market participants begin to appreciate the potential for a healthy recovery in the U.S. economy we expect yields to rise.

The Trust continues to place a premium on strict credit analysis when evaluating potential investments for the portfolio. The Trust seeks investments in industries and issuers with strong asset coverage, justified market positions and sufficient liquidity, as well as strong overall capital structures. We believe that it is this approach that has enabled the Trust to identify value in the distressed market that emerged from the recent weak economic environment. We believe that a well-diversified portfolio will provide the best value for investors. On March 31, 2003, the Trust had exposure to 162 issuers across more than 68 industries.

Looking Ahead
We believe that the economy will benefit from fiscal stimuli, low interest rates and increased capital spending. The recovery has been more uneven than might have been expected. There is, however, no reason to doubt the fundamental soundness of the economy and an eventual recovery. The overall recovery may nevertheless be modest, because such important consumer sectors as housing and automobiles have remained firm and are therefore not likely to post significant gains. As the senior-most obligation in a corporate capital structure, such an outlook would tend to be relatively advantageous for senior loans.

With most fixed-income funds, rising interest rates mean lower bond prices and lower returns. With senior-loan funds, however, the interest that corporations pay on bank loans resets soon after interest rates change, virtually eliminating the inverse price-yield relationship that exists in typical fixed income portfolios, providing an almost natural hedge against rising interest rates. As a senior loan fund, the Trust is typically not adversely affected by rising interest rates.

We will continue to monitor credit conditions carefully in the senior-loan sector in general and the credit quality of our portfolio in particular. In addition, we will continue to scrutinize the financial position of the Trust's borrowers and uphold our strict screening process for credit approval, both for the positions owned and for potential investments.

Morgan Stanley Prime Income Trust
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003 CONTINUED

We appreciate your ongoing support of Morgan Stanley Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

              Senior Collateralized Term Loans (a) (90.8%)
              ADVERTISING/MARKETING SERVICES (0.4%)
$    4,998    Adams Outdoor Advertising Ltd.....................       4.87%       02/08/08  $    5,007,565
                                                                                             --------------
              AEROSPACE & DEFENSE (2.1%)
     5,667    Alliant Techsystems Inc...........................    3.56 - 3.69    04/20/09       5,680,833
     6,423    DRS Technologies Inc..............................    4.29 - 4.47    09/30/08       6,466,738
     4,964    The Titan Corp....................................    4.03 - 4.16    06/30/09       4,966,619
     8,735    United Defense Industries, Inc....................       3.56        08/13/09       8,754,919
                                                                                             --------------
                                                                                                 25,869,109
                                                                                             --------------
              AIR FREIGHT/COURIERS (1.3%)
    18,004    Evergreen International Aviation, Inc. (d)........    7.34 - 7.38    05/07/03      15,393,017
                                                                                             --------------
              APPAREL/FOOTWEAR (0.4%)
     4,435    Arena Brands, Inc.................................    6.06 - 8.00    06/02/03       4,373,564
       516    Arena Brands, Inc. (Revolver).....................    5.93 - 7.50    06/02/03         509,374
                                                                                             --------------
                                                                                                  4,882,938
                                                                                             --------------
              AUTO PARTS - O.E.M. (2.0%)
     5,660    Amcan Consolidated Technologies Corp. (Canada)....       5.69        03/28/07       5,404,869
     8,469    Polypore Inc......................................       5.81        12/31/06       8,497,462
     1,429    Tenneco, Inc......................................       5.35        11/04/07       1,314,569
     1,429    Tenneco, Inc......................................       5.60        05/04/08       1,315,583
     8,997    Transportation Technologies Industries, Inc.......    5.47 - 5.68    03/31/07       7,467,292
                                                                                             --------------
                                                                                                 23,999,775
                                                                                             --------------
              AUTOMOTIVE (0.4%)
     6,000    TRW Automotive Acquisition Corp...................       5.31        02/28/11       5,919,840
                                                                                             --------------
              AUTOMOTIVE AFTERMARKET (0.5%)
     1,734    Safelite Glass Corp...............................    4.81 - 5.31    09/30/07       1,708,418
                                                                                             --------------
              BEVERAGES - ALCOHOLIC (0.7%)
     8,000    Constellation Brands, Inc.........................       6.00        11/30/08       8,030,000
                                                                                             --------------
              BEVERAGES - NON-ALCOHOLIC (0.8%)
     9,120    The American Bottling Co..........................       4.59        10/07/07       9,002,046
                                                                                             --------------
              BROADCAST/MEDIA (0.5%)
     7,419    Susquehanna Media Co..............................    3.77 - 5.50    06/30/08       7,446,617
                                                                                             --------------
              BROADCASTING (0.4%)
     5,000    Gray Television...................................       4.35        12/31/10       5,029,700
                                                                                             --------------
              CABLE/SATELLITE TV (5.4%)
     4,000    Century Cable Holdings, LLC.......................       6.25        06/30/09       2,860,000
    25,000    Century Cable Holdings, LLC.......................       6.25        12/31/09      17,548,500
     2,423    Charter Communications Operating, LLC.............       4.12        03/18/08       2,117,913

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

$    6,900    Charter Communications Operating, LLC.............       4.12%       09/18/08  $    5,976,139
     3,493    Classic Cable, Inc................................    5.31 - 5.36    01/15/08       2,899,041
     4,849    Classic Cable, Inc................................       7.50        01/15/09       4,024,710
     9,000    DirecTV Holdings, LLC.............................       4.83        03/06/10       8,995,770
     8,500    Insight Midwest Holdings, LLC.....................       4.06        12/31/09       8,226,640
     3,000    MCC Iowa LLC......................................    3.84 - 4.06    09/30/10       2,950,140
     5,000    Olympus Cable Holdings, LLC.......................       6.25        09/30/10       4,054,550
     7,455    RCN Corp..........................................       7.00        06/03/07       5,348,963
                                                                                             --------------
                                                                                                 65,002,366
                                                                                             --------------
              CASINO/GAMING (1.3%)
     9,900    Alliance Gaming Corp..............................       4.69        12/31/06       9,951,579
     5,000    Penn National Gaming Inc..........................    5.29 - 5.32    09/01/07       5,003,100
                                                                                             --------------
                                                                                                 14,954,679
                                                                                             --------------
              CELLULAR TELEPHONE (4.5%)
     3,642    American Cellular Corp............................       6.00        03/31/08       2,792,503
     4,164    American Cellular Corp............................       6.25        03/31/09       3,192,953
    10,395    Centennial Puerto Rico Operating Corp.............    4.34 - 4.35    05/31/07       8,394,133
     6,517    Centennial Puerto Rico Operating Corp.............    4.51 - 4.59    11/30/07       5,268,355
     2,427    Dobson Operating Co., L.L.C.......................       4.02        12/31/07       2,299,174
     7,298    Dobson Operating Co., L.L.C.......................       4.00        03/31/08       6,814,989
    15,458    Microcell Connexions, Inc. (Canada) (c)...........    6.50 - 6.75    03/01/06      11,284,178
     7,322    Rural Cellular Corp...............................    4.63 - 4.59    10/03/08       6,346,350
     7,322    Rural Cellular Corp...............................    4.84 - 4.88    04/03/09       6,346,350
                                                                                             --------------
                                                                                                 52,738,985
                                                                                             --------------
              CHEMICALS: MAJOR DIVERSIFIED (1.1%)
    15,000    Huntsman Corp.....................................    5.94 - 7.38    3/31/07       12,528,750
                                                                                             --------------
              CHEMICALS: SPECIALTY (2.6%)
     6,965    Huntsman ICI Chemicals LLC........................    5.56 - 5.63    06/30/07       6,850,193
     6,965    Huntsman ICI Chemicals LLC........................       5.81        06/30/08       6,850,193
     9,805    ISP Chemco, Inc...................................    4.69 - 4.75    06/27/08       9,829,664
     7,734    RK Polymers LLC...................................    5.75 - 6.00    03/02/09       7,781,033
                                                                                             --------------
                                                                                                 31,311,083
                                                                                             --------------
              COMPUTER SOFTWARE AND SERVICES (0.2%)
     3,043    DecisionOne Corp..................................    5.84 - 5.88    04/18/05       2,585,997
                                                                                             --------------
              CONSTRUCTION MATERIALS (1.1%)
    11,418    Dayton Superior Corp..............................    4.88 - 4.94    06/01/08      10,276,172
     8,279    Onex ABCO Limited Partnership.....................       6.75        11/15/05       2,235,213
                                                                                             --------------
                                                                                                 12,511,385
                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

              CONSUMER SUNDRIES (0.9%)
$    4,988    Amscan Holdings, Inc..............................   6.50 - 7.75%    06/15/07  $    4,950,094
     3,167    Mary Kay, Inc.....................................    5.04 - 7.00    10/03/07       3,183,324
     2,784    World Kitchen, Inc................................       4.81        03/31/08       2,505,891
                                                                                             --------------
                                                                                                 10,639,309
                                                                                             --------------
              CONSUMER/BUSINESS SERVICES (1.7%)
    10,234    Buhrmann US Inc...................................       5.38        10/26/07       9,670,889
     8,901    Prime Succession, Inc.............................    5.38 - 7.25    08/29/03       4,005,572
     7,019    Rose Hills Co.....................................       3.56        12/01/03       6,843,428
                                                                                             --------------
                                                                                                 20,519,889
                                                                                             --------------
              CONTAINERS/PACKAGING (3.1%)
       500    Crow Crok & Seal America, Inc.....................       5.54        09/15/08         499,440
    11,810    Impress Metal Packaging Holdings B.V.
               (Netherlands)....................................       4.64        12/31/06      11,662,149
     9,157    Nexpak Corp. (d)..................................    6.22 - 6.47    03/21/04       6,821,935
     4,657    Pliant Corp.......................................       6.19        05/31/08       4,548,296
     4,950    Printpack Holdings Inc............................       4.06        03/31/09       4,966,484
     2,960    Riverwood International Corp......................    3.79 - 3.84    03/31/07       2,945,250
     4,863    Tekni-Plex, Inc...................................       4.88        06/21/08       4,788,055
                                                                                             --------------
                                                                                                 36,231,609
                                                                                             --------------
              DIVERSIFIED - MANUFACTURING (0.9%)
    10,591    Dayco Products, LLC...............................    4.51 - 4.67    05/31/07      10,462,311
                                                                                             --------------
              ELECTRIC UTILITIES (0.8%)
     9,983    Westar Energy Inc.................................       4.34        06/06/05       9,874,791
                                                                                             --------------
              ELECTRONIC COMPONENTS (0.7%)
     4,642    Details, Inc......................................       5.31        04/22/05       3,017,508
     6,389    Knowles Electronics, Inc..........................       6.25        06/29/07       5,494,280
                                                                                             --------------
                                                                                                  8,511,788
                                                                                             --------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.4%)
     4,564    Telex Communications, Inc.........................       6.37        11/06/04       4,165,042
                                                                                             --------------
              ENGINEERING & CONSTRUCTION (0.3%)
     3,926    Veridian Corp.....................................    4.56 - 5.08    06/30/08       3,946,255
                                                                                             --------------
              ENTERTAINMENT & LEISURE (0.6%)
     7,000    MGM Studios, Inc..................................       4.28        06/30/08       6,977,040
                                                                                             --------------
              ENVIRONMENTAL SERVICES (1.6%)
     8,143    Allied Waste Industries, Inc......................    3.81 - 4.13    07/30/06       8,127,635

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

$    7,511    Allied Waste Industries, Inc......................   4.25 - 4.38%    07/30/07  $    7,499,780
     3,716    Environmental Systems Products Holdings, Inc......    4.84 - 4.90    12/31/04       3,149,064
                                                                                             --------------
                                                                                                 18,776,479
                                                                                             --------------
              FINANCE - COMMERCIAL (0.5%)
    14,526    Outsourcing Solutions Inc. (c)....................       7.75        06/10/06       5,628,772
                                                                                             --------------
              FINANCIAL PUBLISHING/SERVICES (0.1%)
     1,739    Merrill Communications LLC........................    6.09 - 7.75    11/23/07       1,512,646
                                                                                             --------------
              FOOD: SPECIALTY/CANDY (0.4%)
     4,886    Otis Spunkmeyer Inc...............................       5.55        02/21/09       4,883,334
                                                                                             --------------
              FOOD DISTRIBUTORS (0.4%)
     5,269    Fleming Companies Inc.............................       4.56        06/18/08       4,423,786
                                                                                             --------------
              FOOD & BEVERAGES (3.4%)
     4,781    Aurora Foods, Inc.................................    5.80 - 5.97    06/30/05       4,392,106
     8,740    Aurora Foods, Inc.................................       6.30        09/30/06       8,090,488
     5,041    Aurora Foods, Inc. (Revolver).....................    5.78 - 5.84    06/30/05       3,757,664
     7,960    Birds Eye Foods Inc...............................       4.06        06/30/08       7,978,228
     5,640    B&G Foods, Inc....................................    4.87 - 4.88    03/31/06       5,642,192
     4,000    Del Monte Corp....................................    5.04 - 5.05    12/20/10       4,038,000
     6,165    Merisant Company..................................       4.54        03/31/07       6,175,787
                                                                                             --------------
                                                                                                 40,074,465
                                                                                             --------------
              HEALTHCARE (0.2%)
     1,209    Magellan Health Services Inc......................       9.00        02/12/05       1,064,203
     1,209    Magellan Health Services Inc......................       9.25        02/12/06       1,070,249
                                                                                             --------------
                                                                                                  2,134,452
                                                                                             --------------
              HOME BUILDING (0.4%)
     4,500    Therma-Tru Holdings, Inc..........................       4.27        02/21/10       4,512,645
                                                                                             --------------
              HOSPITAL/NURSING MANAGEMENT (2.3%)
    10,945    CHS/Community Health Systems, Inc.................       3.84        07/16/10      10,913,369
     5,624    Genesis Health Ventures, Inc......................       4.79        10/02/06       5,539,337
     3,646    Interim Healthcare, Inc...........................    5.29 - 5.31    10/25/06       2,916,922
     7,861    Triad Hospitals, Inc..............................       4.31        09/30/08       7,907,480
                                                                                             --------------
                                                                                                 27,277,108
                                                                                             --------------
              HOTEL/RESORTS/CRUISELINES (1.3%)
     6,888    Wyndham International Inc.........................       6.13        06/30/04       5,331,474
    13,563    Wyndham International Inc.........................       6.13        06/30/06       9,997,634
                                                                                             --------------
                                                                                                 15,329,108
                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

              INDUSTRIAL MACHINERY (2.9%)
$    7,855    Formax, Inc.......................................   3.59 - 5.50%    06/30/05  $    7,697,747
    11,071    Formica Corp......................................       5.84        04/30/06      10,047,164
    11,410    Mueller Group, Inc................................    4.04 - 4.09    05/31/08      11,380,467
     2,728    SPX Corp..........................................       3.56        09/30/09       2,724,936
     2,722    SPX Corp..........................................       3.81        03/31/10       2,720,384
                                                                                             --------------
                                                                                                 34,570,698
                                                                                             --------------
              INDUSTRIAL SPECIALTIES (2.6%)
    10,273    Jet Plastica Industries, Inc......................    4.94 - 5.44    12/31/03       7,961,554
     2,703    Jet Plastica Industries, Inc. (Revolver)..........       5.44        12/31/03       2,094,595
     9,241    Metokote Corp.....................................    5.31 - 5.44    11/02/05       9,093,170
     1,980    National Waterworks Inc...........................       6.50        11/22/09       1,998,572
     9,777    Panolam Industries International, Inc. and Panolam
               Industries, Ltd..................................    5.38 - 5.44    11/24/06       9,385,866
                                                                                             --------------
                                                                                                 30,533,757
                                                                                             --------------
              MEDICAL SPECIALTIES (1.3%)
     9,886    Davita, Inc.......................................    4.31 - 4.82    03/31/09       9,910,344
     3,000    Fisher Scientific Company LLC.....................       3.81        03/31/10       3,015,750
     9,591    Medical Specialties Group, Inc. (c)...............    9.00 - 9.75    09/30/01       2,397,727
                                                                                             --------------
                                                                                                 15,323,821
                                                                                             --------------
              MEDICAL/NURSING SERVICES (0.7%)
     9,295    American HomePatient, Inc. (c)....................       7.00        12/31/02       6,041,550
     2,000    Fresenius Medical Care............................    3.80 - 3.84    02/21/10       2,004,900
                                                                                             --------------
                                                                                                  8,046,450
                                                                                             --------------
              MISCELLANEOUS COMMERCIAL SERVICES (0.4%)
     2,000    Central Parking Corp..............................       4.58        03/31/10       2,006,240
     8,162    Encompass Services Corp. (c)......................    6.90 - 7.00    05/10/07       2,135,761
                                                                                             --------------
                                                                                                  4,142,001
                                                                                             --------------
              MISCELLANEOUS MANUFACTURING (1.2%)
     9,493    Citation Corp.....................................       5.88        12/01/07       8,353,641
     4,996    Doskocil Manufacturing Co.........................    4.77 - 4.90    09/30/04       4,421,160
     6,757    Insilco Technologies, Inc. (c)....................       7.50        08/25/07       1,486,627
                                                                                             --------------
                                                                                                 14,261,428
                                                                                             --------------
              MOVIES/ENTERTAINMENT (0.3%)
     4,386    Panavision, Inc...................................       5.59        03/31/05       3,845,889
                                                                                             --------------
              OFFICE EQUIPMENT/SUPPLIES (0.6%)
     6,562    Global Imaging Systems, Inc.......................    4.56 - 4.60    06/30/06       6,566,538
                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

              OIL & GAS PIPELINES (1.2%)
$    5,000    Citgo Petroleum Corp..............................       8.25%       02/27/06  $    5,040,000
     8,910    PMC (Novia Scotia) Co.............................       3.60        05/05/06       8,932,275
                                                                                             --------------
                                                                                                 13,972,275
                                                                                             --------------
              OIL REFINING/MARKETING (0.6%)
     6,658    Tesoro Petroleum Corp.............................       7.50        12/31/07       6,479,852
                                                                                             --------------
              OILFIELD SERVICES/EQUIPMENT (0.6%)
     7,312    US Synthetic Corp.................................    4.73 - 4.91    05/31/05       6,763,711
                                                                                             --------------
              OTHER CONSUMER SERVICES (0.6%)
     7,604    Volume - Services, Inc............................       5.06        12/03/06       7,547,177
                                                                                             --------------
              OTHER CONSUMER SPECIALTIES (0.3%)
     3,560    Rayovac Corp......................................    5.05 - 5.13    09/30/09       3,565,945
                                                                                             --------------
              OTHER METALS/MINERALS (1.5%)
     9,368    Better Minerals & Aggregates Company..............    5.88 - 7.75    09/30/07       8,712,632
     7,368    CII Carbon, Inc...................................       4.40        06/25/08       5,157,429
     3,927    IMC Global, Inc...................................    5.31 - 5.38    11/17/26       3,942,277
                                                                                             --------------
                                                                                                 17,812,338
                                                                                             --------------
              PHARMACEUTICALS: OTHER (0.8%)
     9,766    MCC Merger Sub Corp...............................       5.60        09/30/08       9,228,548
                                                                                             --------------
              PRINTING/PUBLISHING (1.8%)
    10,120    The Sheridan Group, Inc...........................       4.38        01/30/05       9,816,862
    12,235    Vertis, Inc.......................................    5.13 - 5.63    12/07/08      11,857,860
                                                                                             --------------
                                                                                                 21,674,722
                                                                                             --------------
              PUBLISHING: BOOKS/MAGAZINES (3.7%)
    10,697    Advanstar Communications, Inc.....................       5.34        04/11/07      10,117,679
     8,764    American Media Operations, Inc....................    4.10 - 4.50    04/01/07       8,783,676
     4,917    F&W Publications Inc..............................       5.10        12/31/09       4,885,937
     7,019    Primedia Inc......................................    4.13 - 4.63    06/30/09       6,727,504
     4,955    Readers Digest Association Inc....................    3.60 - 3.70    05/20/08       4,872,189
     3,990    R. H. Donnelley Inc...............................    5.10 - 5.34    06/30/10       4,020,761
     5,261    Ziff Davis Media, Inc.............................       6.09        03/31/07       4,261,384
                                                                                             --------------
                                                                                                 43,669,130
                                                                                             --------------
              PUBLISHING: NEWSPAPERS (2.0%)
     7,455    CanWest Media, Inc. (Canada)......................       4.85        05/15/08       7,468,368
     4,658    CanWest Media, Inc. (Canada)......................       5.10        05/15/09       4,665,883

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

$    7,714    Rite Aid Corp.....................................   5.06 - 5.13%    06/27/05  $    7,598,447
     4,024    Telecommunications Services Inc...................    5.77 - 5.84    12/31/06       3,892,950
                                                                                             --------------
                                                                                                 23,625,648
                                                                                             --------------
              PULP & PAPER (0.7%)
     7,253    Alabama Pine Pulp Co., Inc. (c)...................       5.42        06/30/03       3,952,865
     4,034    Alabama Pine Pulp Co., Inc. (c)...................       5.42        06/30/05          60,508
     6,426    Alabama Pine Pulp Co., Inc. (d)...................       10.75       12/31/08          96,396
     4,848    Alabama River Newsprint Co........................    4.44 - 4.50    06/30/04       4,617,336
                                                                                             --------------
                                                                                                  8,727,105
                                                                                             --------------
              REAL ESTATE-INDUSTRIAL/OFFICE (0.9%)
     6,930    Corrections Corp. of America......................    4.80 - 4.87    03/31/08       6,933,472
     3,999    Wackenhut Corrections Corp........................    5.41 - 6.00    12/12/08       3,990,838
                                                                                             --------------
                                                                                                 10,924,310
                                                                                             --------------
              SEMICONDUCTORS (1.2%)
     1,099    AMI Semiconductor, Inc............................    5.04 - 5.06    12/21/06       1,095,984
     4,860    Semiconductor Components Industries, LLC..........       5.31        08/04/07       4,531,784
    10,843    Viasystems, Inc...................................       6.60        09/30/08       7,961,575
                                                                                             --------------
                                                                                                 13,589,343
                                                                                             --------------
              SERVICES TO THE HEALTH INDUSTRY (1.4%)
    14,629    Alliance Imaging, Inc.............................    3.69 - 4.25    11/02/08      14,058,424
     2,955    Insight Health Services Acquistion................       6.75        10/17/08       2,965,159
                                                                                             --------------
                                                                                                 17,023,583
                                                                                             --------------
              SPECIALTY INSURANCE (0.4%)
     2,325    BRW Acquisition, Inc..............................    3.06 - 3.14    07/10/06       2,046,000
     2,325    BRW Acquisition, Inc..............................       3.35        07/10/07       2,046,000
                                                                                             --------------
                                                                                                  4,092,000
                                                                                             --------------
              SPECIALTY STORES (2.1%)
     1,854    Home Interiors & Gifts, Inc.......................       5.79        12/31/06       1,846,958
     3,993    Petro Stopping Centers, L.P.......................       4.81        07/23/06       3,933,307
    13,530    The Pantry, Inc...................................    6.75 - 7.00    01/31/06      13,420,053
     5,406    TravelCenters of America, Inc.....................    4.55 - 6.50    11/14/08       5,433,489
                                                                                             --------------
                                                                                                 24,633,807
                                                                                             --------------
              STEEL (1.4%)
    23,861    ISPAT Inland, L.P.................................       5.04        07/16/06      16,762,076
                                                                                             --------------
              TELECOMMUNICATION EQUIPMENT (2.7%)
     4,575    American Tower, L.P., American Towers, Inc. and
               ATC Teleports, Inc...............................    4.87 - 6.75    12/31/07       4,319,084

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

$    2,346    Channel Master, Inc...............................       6.31%       11/15/04  $    2,153,614
       305    Channel Master, Inc. (Revolver)...................    6.38 - 7.25    11/15/04         276,236
     7,000    Crown Castle Operating Co.........................       4.15        03/15/08       6,676,250
    14,158    Pinnacle Towers, Inc..............................    5.81 - 5.85    10/31/05      13,140,591
     4,503    Spectrasite Communications Inc....................    5.34 - 5.67    12/31/07       4,099,033
     5,074    Superior Telecom, Inc. (c)........................       6.88        11/27/05       1,632,263
                                                                                             --------------
                                                                                                 32,297,071
                                                                                             --------------
              TELECOMMUNICATIONS (3.5%)
       993    360network Holdings (USA) Inc.....................       6.34        12/31/07         605,565
     7,789    Alaska Communications Systems Holdings, Inc.......       4.88        11/14/07       7,601,202
     7,010    Alaska Communications Systems Holdings, Inc.......       4.63        05/14/08       6,841,082
     2,118    Davel Financing Co., LLC (b) (d)..................       10.00       12/31/05         542,812
     9,448    Fairpoint Communications, Inc.....................    5.81 - 6.25    03/31/07       9,400,643
     4,955    Global Crossing Holdings, Ltd. (c)................       6.91        06/30/06         929,383
    24,809    KMC Telecom, Inc..................................       6.69        04/01/07      10,543,989
     9,154    McleodUSA Inc.....................................       5.47        05/30/08       4,622,987
                                                                                             --------------
                                                                                                 41,087,663
                                                                                             --------------
              TEXTILES (0.5%)
     6,801    Polymer Group, Inc................................       12.25       12/30/06       6,049,463
                                                                                             --------------
              TRANSPORTATION (1.4%)
     9,076    Allied Worldwide Inc..............................       5.30        11/18/07       8,784,033
     4,818    Quality Distribution, Inc.........................    5.06 - 5.13    08/28/05       3,974,873
     4,130    Quality Distribution, Inc.........................    5.31 - 5.38    02/28/06       3,407,035
                                                                                             --------------
                                                                                                 16,165,941
                                                                                             --------------
              UTILITIES (0.4%)
     4,294    Pike Electric, Inc................................       4.56        04/18/10       4,322,759
                                                                                             --------------
              WIRELESS TELECOMMUNICATIONS (5.4%)
     5,000    Cricket Communications Inc. (c)...................       6.38        06/30/07       1,200,000
    16,169    Nextel Finance Co.................................       4.75        06/30/08      15,777,466
    16,169    Nextel Finance Co.................................       5.00        12/31/08      15,778,275
    20,000    Nextel Partners Operating Corp....................    6.02 - 6.51    01/29/08      19,150,000
     2,000    Nextel Partners Operating Corp....................       5.70        07/29/08       1,883,340
    12,469    Western Wireless Corp.............................    4.07 - 4.25    09/30/08      10,000,935
                                                                                             --------------
                                                                                                 63,790,016
                                                                                             --------------
              Total Senior Collateralized Term Loans
               (COST $1,233,504,768).......................................................   1,070,898,164
                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON       MATURITY
THOUSANDS                                                              RATE          DATE        VALUE

-----------------------------------------------------------------------------------------------------------

              Senior Notes (0.8%)
              CABLE/SATELLITE TV (0.2%)
$    9,563    SuperCanal Holdings S.A. (Argentina) (c)..........      11.25%       10/12/02  $    1,912,693
                                                                                             --------------
              HOSPITAL/NURSING MANAGEMENT (0.2%)
     2,623    Genesis Health Ventures, Inc......................       6.38        10/02/07       2,616,021
                                                                                             --------------
              MEDICAL SPECIALTIES (0.4%)
     5,008    Dade Behring, Inc.................................       11.91       10/03/10       5,258,615
                                                                                             --------------
              Total Senior Notes
               (COST $17,194,250)..........................................................       9,787,329
                                                                                             --------------
              Corporate Bonds (0.1%)
              CONSUMER SUNDRIES (0.1%)
     1,432    World Kitchen, Inc. (b)...........................       12.00       01/31/10       1,431,988
                                                                                             --------------
              TELECOMMUNICATIONS (0.0%)
     2,097    KMC Telecom, Inc..................................       12.50       02/15/08          10,485
       548    KMC Telecom, Inc..................................       13.50       05/15/09           2,740
                                                                                             --------------
                                                                                                     13,225
                                                                                             --------------
              Total Corporate Bonds
               (COST $2,297,020)...........................................................       1,445,213
                                                                                             --------------

NUMBER OF
  SHARES
----------

              Common Stocks (e) (2.2%)
              APPAREL/FOOTWEAR (0.1%)
    61,460    London Fog Industries, Inc. (Restricted) (b)......  $     975,370
                                                                  -------------
              AUTOMOTIVE AFTERMARKET (0.1%)
   100,632    Safelite Glass Corp. (b)..........................        738,639
     6,793    Safelite Realty Corp. (b).........................              0
                                                                  -------------
                                                                        738,639
                                                                  -------------
              COMPUTER SOFTWARE & SERVICES (0.0%)
   107,026    DecisionOne Corp. (b).............................              0
                                                                  -------------
              CONSUMER SUNDRIES (0.0%)
    52,654    World Kitchen, Inc. (b)...........................         86,879
                                                                  -------------
              ENGINEERING & CONSTRUCTION (0.8%)
   521,400    Washington Group, Inc.............................      9,145,356
                                                                  -------------
              ENVIRONMENTAL SERVICES (0.0%)
    19,445    Environmental Systems Products Holdings, Inc.
               (b)..............................................              2
                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                              VALUE

-------------------------------------------------------------------------------

              FOREST PRODUCTS (0.2%)
   295,289    Tembec Inc. (Canada)..............................  $   1,789,265
                                                                  -------------
              HOSPITAL/NURSING MANAGEMENT (0.4%)
   335,539    Genesis Health Ventures, Inc......................      4,986,110
                                                                  -------------
              MANAGED HEALTH CARE (0.0%)
   517,459    Interim Healthcare, Inc. (b)......................              0
                                                                  -------------
              MEDICAL SPECIALTIES (0.7%)
   418,572    Dade Behring, Inc.................................      7,848,225
                                                                  -------------
              TELECOMMUNICATIONS (0.0%)
    55,754    360network Holdings (USA) Inc.....................         55,754
11,826,532    Davel Communications, Inc.........................        118,265
        93    Teligent Inc. (b).................................              0
                                                                  -------------
                                                                        174,019
                                                                  -------------
              Total Common Stocks
               (COST $29,448,419)...............................     25,743,865
                                                                  -------------
              Non-Convertible Preferred Stocks (e) (0.1%)
              ENVIRONMENTAL SERVICES (0.1%)
     3,518    Environmental Systems Products Holdings, Inc.
               (d)..............................................        897,244
                                                                  -------------
              HOSPITAL/NURSING MANAGEMENT (0.0%)
     3,889    Genesis Health Ventures, Inc......................        326,676
                                                                  -------------
              Total Non-Covertible Preferred Stocks
               (COST $389,645)..................................      1,223,920
                                                                  -------------

NUMBER OF                                                         EXPIRATION
 WARRANTS                                                            DATE
----------                                                        ----------

              Warrants (b)(e) (0.0%)
              AUTOMOTIVE AFTERMARKET (0.0%)
    24,761    Exide Corp. (United Kingdom)......................  03/18/06..          55,712
                                                                              --------------
              TELECOMMUNICATIONS (0.0%)
     5,948    KMC Telecom Inc...................................  04/15/08..              60
                                                                              --------------
              Total Warrants
               (COST $307)..................................................          55,772
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE        VALUE

----------------------------------------------------------------------------------------------------------

              Short-Term Investments (4.6%)
              Commercial Paper (f)(g) (1.6%)
              FINANCIAL CONGLOMERATES
$   18,000    General Elecrtic Capital Corp.
               (COST $17,998,740)...............................      1.26%       04/03/03  $   17,998,740
                                                                                            --------------
              Repurchase Agreements (3.0%)
    25,376    Joint Repurchase Agreement (dated 03/31/03;
               proceeds $25,376,948)
               (COST $25,376,000) (h)...........................      1.345       04/01/03      25,376,000
    10,068    The Bank of New York (dated 03/31/03; proceeds
               $10,068,366)
               (COST $10,068,016) (i)...........................       1.25       04/01/03      10,068,016
                                                                                            --------------
              Total Repurchase Agreements
               (COST $35,444,016).........................................................      35,444,016
                                                                                            --------------
              Total Short-Term Investments
               (COST $53,442,756).........................................................      53,442,756
                                                                                            --------------

              Total Investments
               (COST $1,336,277,165) (j)........................       98.6%      1,162,597,019
              Other Assets in Excess of Liabilities.............        1.4          16,948,159
                                                                      -----      --------------
              Net Assets........................................      100.0%     $1,179,545,178
                                                                      =====      ==============

---------------------

 (a) FLOATING RATE SECURITIES. INTEREST RATES SHOWN ARE THOSE IN EFFECT AT MARCH 31, 2003.
 (b)  VALUED USING FAIR VALUE PROCEDURES - TOTAL AGGREGATE VALUE IS
      $3,831,462.
 (c)  NON-INCOME PRODUCING SECURITY; LOAN OR NOTE IN DEFAULT.
 (d)  PAYMENT-IN-KIND SECURITY.
 (e)  NON-INCOME PRODUCING SECURITIES.
 (f) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (g) ALL OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH UNFUNDED LOAN COMMITMENTS.
 (h)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (i) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 1.25% DUE 04/01/03 VALUED AT $10,269,377.
 (j) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $12,183,419 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $185,863,565, RESULTING IN NET UNREALIZED DEPRECIATION OF $173,680,146.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MARCH 31, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $1,336,277,165)..................................  $ 1,162,597,019
Cash..............................................        1,532,551
Receivable for:
  Investments sold................................       18,445,839
  Interest........................................        6,120,860
  Shares of beneficial interest sold..............          125,620
Prepaid expenses and other assets.................          885,564
                                                    ---------------
    Total Assets..................................    1,189,707,453
                                                    ---------------
Liabilities:
Payable for:
  Investments purchased...........................        5,285,057
  Investment advisory fee.........................          905,586
  Dividends to shareholders.......................          725,210
  Administration fee..............................          260,104
Accrued expenses and other payables...............          539,533
Deferred loan fees................................        2,446,785
Commitments and contingencies (Notes 6 & 8).......        --
                                                    ---------------
    Total Liabilities.............................       10,162,275
                                                    ---------------
    Net Assets....................................  $ 1,179,545,178
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $ 1,680,508,972
Net unrealized depreciation.......................     (173,680,146)
Accumulated undistributed net investment income...       14,737,944
Accumulated net realized loss.....................     (342,021,592)
                                                    ---------------
    Net Assets....................................  $ 1,179,545,178
                                                    ===============
    Net Asset Value Per Share,
        145,437,816 shares outstanding (UNLIMITED
       SHARES AUTHORIZED OF $.01 PAR VALUE).......  $          8.11
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................  $    38,457,106
Amendment and other loan fees.....................        3,187,440
                                                    ---------------
    Total Income..................................       41,644,546
                                                    ---------------
Expenses
Investment advisory fee...........................        5,603,535
Administration fee................................        1,611,435
Transfer agent fees and expenses..................          487,932
Professional fees.................................          421,984
Shareholder reports and notices...................          198,875
Registration fees.................................          147,397
Custodian fees....................................           38,583
Trustees' fees and expenses.......................            9,259
Other.............................................           92,901
                                                    ---------------
    Total Expenses................................        8,611,901
Less: expense offset..............................          (37,097)
                                                    ---------------
    Net Expenses..................................        8,574,804
                                                    ---------------
    Net Investment Income.........................       33,069,742
                                                    ---------------

Net Realized and Unrealized Gain (Loss):
Net realized loss.................................      (74,384,812)
Net change in unrealized depreciation.............       87,997,608
                                                    ---------------
    Net Gain......................................       13,612,796
                                                    ---------------
Net Increase......................................  $    46,682,538
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX       FOR THE YEAR
                                           MONTHS ENDED         ENDED
                                          MARCH 31, 2003  SEPTEMBER 30, 2002
                                          --------------  ------------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   33,069,742    $   97,182,756
Net realized loss.......................     (74,384,812)     (197,519,545)
Net change in unrealized depreciation...      87,997,608        65,497,713
                                          --------------    --------------

    Net Increase (Decrease).............      46,682,538       (34,839,076)

Dividends to shareholders from net
 investment income......................     (31,437,820)      (95,552,229)

Net decrease from transactions in shares
 of beneficial interest.................    (214,189,181)     (686,406,406)
                                          --------------    --------------

    Net Decrease........................    (198,944,463)     (816,797,711)

Net Assets:
Beginning of period.....................   1,378,489,641     2,195,287,352
                                          --------------    --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $14,737,944
 AND $13,106,022, RESPECTIVELY).........  $1,179,545,178    $1,378,489,641
                                          ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement Of Cash Flows
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

Increase (Decrease) in Cash:
Cash Flows Provided by Operating Activities:
Net increase in net assets from operations........  $ 46,682,538
Adjustments to reconcile net increase in net
 assets from operations to net cash provided by
 operating activities:
  Purchases of investments........................  (113,773,030)
  Principal repayments/sales of investments.......   350,087,706
  Net purchases of short-term investments.........   (26,119,174)
  Decrease in receivables and other assets related
   to operations..................................     2,093,102
  Decrease in payables related to operations......      (386,076)
  Net loan fees received..........................       777,895
  Amortization of loan fees.......................    (3,187,440)
  Accretion of discounts..........................    (2,090,349)
  Net realized loss on investments................    74,384,812
  Net unrealized depreciation on investments......   (87,997,608)
                                                    ------------

    Net Cash Provided by Operating Activities.....   240,472,376
                                                    ------------

Cash Flows Used for Financing Activities:
Shares of beneficial interest sold................     7,531,481
Shares tendered...................................  (234,464,668)
Dividends from net investment income (net of
 reinvested dividends of $12,810,372).............   (18,589,851)
                                                    ------------

    Net Cash Used for Financing Activities........  (245,523,038)
                                                    ------------

Net Decrease in Cash..............................    (5,050,662)
                                                    ------------

Cash Balance at Beginning of Year.................     6,583,213
                                                    ------------

Cash Balance at End of Year.......................  $  1,532,551
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED)

1. Organization And Accounting Policies
Morgan Stanley Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

A. Valuation of Investments -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are value based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loan's in similar industries for which market information is available; (3) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees; (4) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (5) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price;
(5) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Senior Loans -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended
March 31, 2003 aggregated $114,608,088 and $361,264,752, respectively.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 2003, the Investment Advisor has informed the Trust that it received $1,691,000 in early withdrawal charges.

Morgan Stanley Trust, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent. At March 31, 2003, the Trust had transfer agent fees and expenses payable of approximately $105,300.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,520. At March 31, 2003, the Trust had an accrued pension liability of $57,502 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Federal Income Tax Status
At September 30, 2002, the Trust had a net capital loss carryover of approximately $73,006,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

  AMOUNT IN THOUSANDS
-----------------------
 2007    2009    2010
------  ------  -------
$7,661  $5,233  $60,112
======  ======  =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital loss of approximately $193,600,000 during fiscal 2002.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

As of September 30, 2002, the Trust had temporary book/tax differences primarily attributable to post-October losses and tax adjustments and book amortizations on revolver loans and term loans held by the Trust and interest on loans in default.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                            SHARES         AMOUNT
                                          -----------  --------------
Balance, September 30, 2001.............  254,642,621  $2,581,525,098
Shares sold.............................    2,979,915      25,099,031
Shares issued to shareholders for
 reinvestment of dividends..............    4,665,583      39,167,829
Shares tendered (four quarterly tender
 offers)................................  (90,098,409)   (750,673,266)
Reclassification due to permanent
 book/tax differences...................           --        (420,539)
                                          -----------  --------------
Balance, September 30, 2002.............  172,189,710   1,894,698,153
Shares sold.............................      931,237       7,465,115
Shares issued to shareholders for
 reinvestment of dividends..............    1,602,736      12,810,372
Shares tendered (four quarterly tender
 offers)................................  (29,285,867)   (234,464,668)
                                          -----------  --------------
Balance, March 31, 2003.................  145,437,816  $1,680,508,972
                                          ===========  ==============

On April 24, 2003, the Trustees approved a tender offer to purchase up to 50 million shares of beneficial interest to commence on May 21, 2003.

6. Commitments and Contingencies
As of March 31, 2003, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                     UNFUNDED
BORROWER                                            COMMITMENT
--------                                            -----------
Advance Stores Company, Inc.......................  $ 6,000,000
Arena Brands, Inc.................................      941,769
Aurora Foods, Inc.................................      789,319
Burns Philip, Inc.................................    7,000,000
Channel Master, Inc...............................      305,490
Classic Cable, Inc................................    1,164,274
                                                    -----------
                                                    $16,200,852
                                                    ===========

The total value of the security segregated for unfunded loan commitments was $17,998,740.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Litigation
On November 14, 2001, an alleged class action lawsuit was filed on behalf of certain investors in Morgan Stanley Prime Income Trust alleging that, during the period from November 1, 1998 through April 26, 2001, the Trust, its investment advisor and a related entity, its administrator, certain of its officers, and certain of its Trustees violated certain provisions of the Securities Act of 1933 and common law by allegedly misstating the Trust's net asset value in its prospectus, registration statement and financial reports. On November 8, 2002, the court denied defendants' motion to dismiss the complaint. Each of the defendants believes the lawsuit to be without merit and intends to vigorously contest the action. No provision has been made in the Trust's financial statements for the effect, if any, of such matters.

Morgan Stanley Prime Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                             FOR THE SIX                             FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           MARCH 31, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.01           $ 8.62           $ 9.72           $ 9.87           $ 9.91           $ 9.95
                               ------           ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.22             0.45             0.69             0.82             0.70             0.71
  Net realized and
   unrealized gain
   (loss)................        0.07            (0.64)           (1.11)           (0.16)           (0.05)           (0.03)
                               ------           ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        0.29            (0.19)           (0.42)            0.66             0.65             0.68
                               ------           ------           ------           ------           ------           ------

Less dividends from net
 investment income.......       (0.19)           (0.42)           (0.68)           (0.81)           (0.69)           (0.72)
                               ------           ------           ------           ------           ------           ------

Net asset value, end of
 period..................      $ 8.11           $ 8.01           $ 8.62           $ 9.72           $ 9.87           $ 9.91
                               ======           ======           ======           ======           ======           ======

Total Return+............        3.72%(1)        (2.30)%          (4.54)%           6.87%            6.72%            7.14%

Ratios to Average Net
 Assets:
Expenses.................        1.34%(2)(3)       1.29 %          1.20 %           1.21%            1.22%            1.29%
Net investment income....        5.13%(2)         5.15 %           7.53 %           8.26%            7.02%            7.17%
Supplemental Data:
Net assets, end of
 period, in millions.....      $1,180           $1,378           $2,195           $2,884           $2,514           $1,997
Portfolio turnover
 rate....................          10%(1)           27 %             29 %             45%              44%              68%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD. DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic                                            [Morgan Stanley Logo]
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
                                                              [GRAPHIC]
OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT                                              Morgan Stanley
Morgan Stanley Trust                                        Prime Income Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.              SEMIANNUAL REPORT
                                                            MARCH 31, 2003
38567RPT-10977E03-AP-5/03

[Morgan Stanley Logo]